COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Jun. 30, 2017 USD ($)
Debt
Payments due by period, Less than 1 year	$ 2,956
Payments due by period, 1-3 years	2,056
Payments due by period, 4-5 years
Payments due by period, After 5 years
Total	5,012
Operating leases
Payments due by period, Less than 1 year	75
Payments due by period, 1-3 years	63
Payments due by period, 4-5 years
Payments due by period, After 5 years
Total	137
Total contractual obligations
Payments due by period, Less than 1 year	3,031
Payments due by period, 1-3 years	2,119
Payments due by period, 4-5 years
Payments due by period, After 5 years
Total	$ 5,149